PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2.    PRINCIPAL ACCOUNTING POLICIES

(a)   Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reported years. Management’s significant estimates include those related to allowances for accounts receivable, allowances for prepayments and other current assets, estimated useful lives of property and equipment and intangible assets, fair values of options to purchase the Company’s common shares, fair values of financial instruments, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of non-controlling interests with respect to business combinations, and deferred tax valuation allowance. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may materially differ from those estimates.

(b)   Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs of which the Company is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

The Company has adopted Accounting Standards Codification (“ASC”) 810 “Consolidation” for all periods presented. It requires a VIE to be consolidated by the reporting entity that has a controlling financial interest in the VIE, and thus is the VIE's primary beneficiary. An entity is considered to be a VIE if certain conditions are present, such as if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. In determining whether the Company or its subsidiary has a controlling financial interest in a VIE, the Company considered whether the Company or its subsidiaries have the power to direct activities that most significantly impact the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, power to establish and manage ordinary business operation procedures and internal regulations and systems, and the right to receive benefits from the VIE that could potentially be significant to the VIE or the obligation to absorb losses of the VIE that could potentially be significant to the VIE.

The Company’s subsidiaries include the following:

●	51net.com Inc. (“51net”), incorporated in the British Virgin Islands in August 1999, which is wholly owned by the Company;
●	51net Beijing, incorporated in the Cayman Islands in April 2000, which wholly owns Qian Cheng Wu You Network Information Technology (Beijing) Co., Ltd. (“WFOE”), incorporated in the PRC in July 2000, which is wholly owned by the Company;
●	51net HR, incorporated in the Cayman Islands in April 2000, which owns 70% of Shanghai Wang Ju Human Resource Consulting Co., Ltd. (“Wang Ju”), incorporated in the PRC in October 2006, which is wholly owned by the Company; and
●	Lagou Information Limited ("Lagou"), incorporated in the Cayman Islands in December 2013, which was acquired and became 66% owned by the Company in December 2017.

51net’s principal subsidiaries include the following:

●	Qianjin Network Information Technology (Shanghai) Co., Ltd. (“Tech JV”), incorporated in the PRC in January 2000, which is 50% owned by 51net;
●	Wang Jin Information Technology (Shanghai) Co., Ltd. (“Wang Jin”), incorporated in the PRC in June 2004, which is wholly owned by 51net;
●	Shanghai Wang Ju Advertising Co., Ltd., incorporated in the PRC in June 2007, which is wholly owned by 51net; and
●	Wuhan Wang Cai Information Technology Co., Ltd., incorporated in the PRC in December 2009, which is wholly owned by Wang Jin.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

Tech JV’s principal subsidiaries include the following:

●	Shanghai Qianjin Advertising Co., Ltd. (“AdCo”), incorporated in the PRC in June 2001, which is 80% owned by Tech JV;
●	Shanghai Wang Cai Advertising Co., Ltd., incorporated in the PRC in April 2005, which is jointly owned by Tech JV and AdCo;
●	Shanghai Qianjin Zhong Cheng Human Resources Co., Ltd., incorporated in the PRC in December 2010; which is wholly owned by Tech JV;
●	Shanghai Yishu Information Technology Co., Ltd., incorporated in the PRC in May 2007; which was acquired and became wholly owned by Tech JV in April 2015; and
●	Beijing Zhiding Youyuan Management Consulting Co., Ltd., incorporated in the PRC in September 2010, which was acquired and became 60% owned by Tech JV in June 2015.

The Group’s VIEs and the VIEs’ principal subsidiaries include the following:

●	Beijing Run An Information Consultancy Co., Ltd. (“Run An”), incorporated in the PRC in January 1997, which wholly owns Beijing Qian Cheng Si Jin Advertising Co., Ltd. (“Qian Cheng”), owns 30% of Wang Ju, and owns 60% of Beijing Lagou Network Information Technology Co, Ltd., incorporated in the PRC in March 2013 and acquired by Run An in December 2017; and
●	Qian Cheng, incorporated in the PRC in February 1999, which owns 20% of AdCo and effectively owns 50% of Tech JV by direct and indirect ownership through Qian Cheng’s wholly owned subsidiary Wuhan Mei Hao Qian Cheng Advertising Co., Ltd. (“Wuhan AdCo”), incorporated in the PRC in August 2001.

As of December 31, 2019 and for all years presented, the Company is the primary beneficiary of two VIEs, Run An and Qian Cheng, which were in existence prior to the establishment of the Company and are considered predecessors of the Group. The Company does not have any direct equity ownership in the VIEs and the VIEs’ subsidiaries, but through certain arrangements as described below, the Company receives all of the economic benefits, absorbs all of the expected losses and has the power to direct activities that are significant to the VIEs. In addition, through a call option agreement between 51net and Qian Cheng, 51net is able to purchase the equity interests in Tech JV that are held by Qian Cheng and Wuhan AdCo as well as the equity interests in AdCo and its subsidiaries that are held by Qian Cheng. As a result, Run An, Qian Cheng and all of Tech JV and AdCo are included in the consolidated financial statements, and the Company effectively holds all of the equity interests in its subsidiaries including the VIEs.

Run An holds a human resource service permit issued by the Beijing human resources and social security bureau which allows it to provide recruitment, training and human resource consulting services. Run An is jointly owned by two long-time members of the Company’s senior management team, Jingwu Chen and Tao Wang. As of December 31, 2019, the registered capital of Run An was RMB6,000 and its accumulated loss was RMB13,229.

Qian Cheng holds a business license to provide advertising services. Qian Cheng is wholly owned by Run An. As of December 31, 2019, the registered capital of Qian Cheng was RMB1,500 and its retained earnings were RMB4,444.

As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs, but the Company may provide such support on a discretionary basis in the future, which could expose the Company to loss.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

The Group has entered into various agreements as related to its VIEs. The key provisions of the agreements with the Company or its subsidiaries and the VIEs or its shareholders are as follows:

Technical and Consulting Service Agreements. WFOE has entered into technical and consulting service agreements with Run An and Qian Cheng, respectively, under which WFOE has the exclusive right, subject to certain exceptions, to provide technical services to Run An and Qian Cheng for service fees. WFOE did not issue any invoices to either Run An or Qian Cheng, and neither Run An nor Qian Cheng paid any fees to WFOE for the years ended December 31, 2017, 2018 and 2019. The technical and consulting service agreements with WFOE are valid to September 11, 2027 under the Run An agreement and valid to May 2, 2034 under the Qian Cheng agreement, and can only be terminated by WFOE during the term. Such term is renewable upon written consent of the parties. Although the renewal is upon mutual consent, WFOE may, through its power of attorney, direct Run An and, through Run An, cause Qian Cheng to renew the technical and consulting service agreements upon expiration.

Equity Pledge Agreement. As security for the obligations of Run An under the technical and consulting service agreement and the obligations of Run An and its shareholders under the exclusive purchase option agreement described below, the shareholders of Run An have pledged all of their equity interest in Run An to WFOE. According to the pledge agreement, WFOE has the right to dispose of the pledged equity pursuant to PRC law in the event of default by Run An or its shareholders as provided in the pledge agreement. Additionally, the shareholders of Run An have agreed that they will not dispose of the pledged equity or take any actions that will prejudice WFOE’s interest under the equity pledge agreement. The equity pledge agreement among WFOE, Run An and its shareholders was entered into on September 4, 2017 and shall expire two years after the fulfillment of all obligations under the Run An technical and consulting service agreement and the exclusive purchase option agreement. This pledge agreement, in combination with the exclusive purchase option agreement, contains content that is substantially the same as the pledge agreements entered into between WFOE and Run An’s shareholders in September 2007 and January 2014, and between WFOE and Qian Cheng’s shareholders in May 2004. The pledge of the equity interest by the shareholders of Run An to WFOE has been registered with the relevant bureau of the State Administration for Industry and Commerce (currently known as the PRC State Administration for Market Regulation).

Exclusive Purchase Option Agreement. WFOE has entered into an exclusive purchase option agreement with the shareholders of Run An, dated as of January 27, 2014, and supplemented and amended as of September 4, 2017, under which WFOE or its designee is granted an irrevocable option to purchase all or a portion of the equity interests in Run An at any time by issuing a written notice to the shareholders, subject to compliance with applicable PRC laws and regulations. The purchase price shall be equal to the contribution actually made by the shareholder for his equity interest in Run An. If the lowest price permitted under PRC law is above the contribution actually made by the shareholder, the premium shall be paid to Tech JV in accordance with the terms of the loan agreements described below. The exclusive purchase option agreement has the same term as the Run An technical and consulting service agreement. WFOE also has the exclusive right to terminate the agreement at any time by delivering a written notice to the shareholders of Run An.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

Powers of Attorney. In conjunction with the signing of the equity pledge agreement and the exclusive purchase option agreement, each of the shareholders of Run An has signed an irrevocable power of attorney to appoint WFOE, as attorney-in-fact to vote, by itself or any other person to be designated at its discretion, on all matters of Run An that need to be decided by its shareholders. Because Qian Cheng is a wholly owned subsidiary of Run An and Wuhan AdCo is a wholly owned subsidiary of Qian Cheng, through controlling all material matters of Run An (including but not limited to all material operational matters and the appointment and removal of directors and senior management), WFOE also has indirect control on all material matters of Qian Cheng and Wuhan AdCo. Each power of attorney was entered into on January 27, 2014, and supplemented and amended as of September 4, 2017, and will remain effective for as long as Run An exists. The shareholders of Run An are not entitled to terminate or amend the terms of the power of attorney without prior written consent from WFOE.

Loan Agreements. Tech JV has entered into loan agreements dated as of September 11, 2007, and supplemented and amended as of September 4, 2017, for an aggregate amount of RMB6,000 with the shareholders of Run An, with the sole and exclusive purpose to fund the capitalization of Run An. The loans can be repaid only with the proceeds received from the transfer of the shareholders’ equity interest in Run An to Tech JV or its designee. The interest-free loan agreements are valid to September 11, 2027, and the term may be extended upon written consent of the parties.

Call Option Agreement. 51net has entered into a call option agreement with Qian Cheng dated as of August 1, 2002, and supplemented and amended as of May 3, 2004 and August 1, 2012, under which 51net or its designee is granted an irrevocable option to purchase all of Qian Cheng’s equity interest in Tech JV and AdCo for RMB1,200 or, if such purchase price is not permissible under applicable PRC laws, the lowest price permitted under then applicable PRC laws. In addition, Qian Cheng granted 51net an irrevocable option to purchase any and all of its equity interests in the subsidiaries of AdCo at the lowest price permitted under PRC laws. The call option agreement is valid to July 31, 2022, and the term may be extended upon written consent of the parties.

Management monitors the regulatory risk associated with these contractual arrangements. The Company’s PRC legal counsel has advised management that these contractual arrangements are not in violation of existing PRC laws, rules and regulations in all material aspects. Based on such advice and management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs and their shareholders are valid, legally binding and in compliance with current PRC laws. However, there are substantial uncertainties regarding the interpretation and application of current or future PRC laws, rules and regulations that could limit the Company’s ability to enforce these contractual arrangements. See Note 19 for further discussion.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

Summary financial information of the Group’s VIEs and the VIEs’ subsidiaries included in the consolidated financial statements is as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Total assets	521,044	478,635
Total liabilities	214,588	205,580

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	—	161,816	180,749
Net income (loss)	(4,088)	18,406	(33,419)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(7,131)	5,855	(24,841)
Net cash provided by (used in) investing activities	4,152	(83,936)	(22,232)
Net cash provided by financing activities	3,334	157,000	25,000
Net increase (decrease) in cash	355	78,919	(22,073)
Cash, beginning of year	7,527	7,882	86,801
Cash, end of year	7,882	86,801	64,728

(c)    Foreign Currencies

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations and comprehensive income. The exchange differences for translation of group companies’ balances where RMB is not their functional currency are included in cumulative translation adjustments, which is a separate component of shareholders’ equity in the consolidated financial statements.

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.9618 on December 31, 2019, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019, or at any other rate.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

(d)    Cash and Restricted Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions. Restricted cash represents cash proceeds from the exercise of share options by the Company’s employees, executives and directors held in a bank account which have yet to be transmitted to them.

The following table reconciles cash and restricted cash as reported on the consolidated balance sheets as of December 31, 2018 and 2019, to the amounts presented in the consolidated statements of cash flows:

	2018	2019
	RMB	RMB

Cash	1,968,351	2,294,904
Restricted cash	5,770	66,169
Total cash and restricted cash	1,974,121	2,361,073

Included in the cash and restricted cash balances as of December 31, 2018 and 2019 are amounts denominated in United States dollars totaling US$135,668 and US$76,726, respectively (equivalent to approximately RMB931,120 and RMB535,254, based on the RMB to US$ exchange rate quoted by the People’s Bank of China on December 28, 2018 and December 31, 2019, respectively). The Group receives substantially all of its revenues in RMB, which currently is neither a freely convertible currency nor can it be freely remitted out of China.

(e)    Accounts Receivable

Accounts receivable is presented net of allowance for doubtful accounts. The Company provides general and specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(f)    Investments

The Group’s short-term investments consist of time deposits with original maturities between three months and one year with banks in the PRC and Hong Kong, and investment products issued by financial institutions in the PRC with a variable interest rate indexed to the performance of underlying assets.

The Group’s long-term investments consist of equity securities with readily determinable fair values, equity securities without readily determinable fair values, equity method investments and available-for-sale debt securities.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

Equity Securities with Readily Determinable Fair Values

Equity securities with readily determinable fair values are measured at fair value with unrealized gains and losses recorded in the consolidated statements of operations and comprehensive income.

For the year ended December 31, 2019, the Company acquired a 5.7% equity interest in Huali University Group Limited, a large-scale private higher education and vocational education group in South China that is listed on the Hong Kong Stock Exchange. The investment cost was RMB201,558 and the fair value as of December 31, 2019 was RMB159,148, which was measured using the stock price at the end of the year. The change in fair value for the year ended December 31, 2019 was RMB42,410.

Equity Securities without Readily Determinable Fair Values

Equity securities without readily determinable fair values, and for which the Company does not control or exercise significant influence, are measured and recorded using a measurement alternative that measures the securities at cost less impairment, if any, plus or minus changes resulting from qualifying observable price changes. Prior to January 1, 2018, these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment. No other-than-temporary impairment charge was incurred and no qualifying observable price changes were noted in the years ended December 31, 2017, 2018 and 2019. For the year ended December 31, 2019, the Company recognized an impairment loss of RMB98,277 associated with an investment in a provider of on-demand work opportunities in the United States, primarily due to changes in its business prospects and financial condition.

The Group’s investments in equity securities without readily determinable fair values primarily consist of a number of small, non-controlling equity investments in companies that provide services related to the Group’s operations or the overall human resources industry. In the year ended December 31, 2018, the Group made the following long-term investments: (i) RMB31,535 for a 14.3% equity interest in a technology talent assessment services provider in the United States; (ii) RMB25,000 for a 18.0% equity interest in a human resource consulting and executive search services company in China; and (iii) a total of RMB300 for a 5.0% equity interest in each of three companies that provide business process outsourcing services in China. In the year ended December 31, 2019, the Group made the following long-term investments: (i) RMB565,664 for a 17.5% equity interest in CDP Holdings, Ltd., a provider of human capital management services delivered through a cloud-based technology platform in China; (ii) RMB78,000 for a 19.5% equity interest in a provider of tools and solutions powered by artificial intelligence that assist HR departments with talent recruitment, training and retention in China; (iii) RMB20,157 for a 3.0% equity interest in a recruiting platform that focuses on gig and hourly services workers within the on-demand labor market in the United States; and (iv) a total of RMB200 for a 5.0% equity interest in each of two companies that provide business process outsourcing services in China.

Equity Method Investments

For investees over which the Group does have the ability to exercise significant influence, but does not have a controlling interest, the Group accounts for these investments under the equity method.

Under the equity method, the Group initially records investments at cost and subsequently recognizes proportionate share of each equity investee’s change in fair value in the consolidated statements of operations and comprehensive income and accordingly adjusts the carrying amount of the investment. An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

In the year ended December 31, 2018, the Group made an equity method investment of RMB75,000 for a 5.0% equity interest in an investment fund partnership as a limited partner. The Group also entered into an agreement in the amount of RMB50,000 for a 25.0% equity interest in another investment fund partnership as a limited partner, of which RMB25,000 and RMB25,000 was paid in the years ended December 31, 2018 and 2019, respectively. Both funds are focused on exploring opportunities and making investments in companies that primarily provide services in the education and training market in China. No other-than-temporary impairment charge was incurred in the years ended December 31, 2018 and 2019.

Available-for-Sale Debt Securities

Debt securities that the Group has the intent to hold for an indefinite period are classified as available-for-sale and reported at fair value. Unrealized gains and losses (other than impairment losses) are reported, net of the related tax effect, in other comprehensive income. Upon sale, realized gains and losses are reported in net income. The Group monitors these investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

In September 2016, the Group completed an investment of RMB126,716 for a 15.0% equity interest in Shanghai Gaodun Education & Training Co., Ltd. (“Golden Finance”), a provider of online and offline accounting and finance training courses in China. The Group’s shares in Golden Finance have a liquidation preference, and the Group has a right to demand redemption of its investment. Accordingly, due to the redemption option available to the Group, the Golden Finance investment was determined to be a debt, which was classified as available-for-sale debt security measured at fair value on a recurring basis. See note 16. In 2018, the Company realized a gain of RMB61,070 from the sale of some shares of Golden Finance. As of December 31, 2019, the Group's redeemable equity interest in Golden Finance was 11.7%.

(g)   Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

Upon the adoption of ASC 842 "Leases" ("ASC 842") on January 1, 2019, land use rights were presented as right-of-use assets. See Notes 2(o) and 9.

(h)   Business Combinations

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

A non-controlling interest is recognized to reflect the portion of a subsidiary's equity which is not attributable, directly or indirectly, to the Company. When the non-controlling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the non-controlling interest is classified as mezzanine equity. Consolidated net income on the consolidated statements of operations and comprehensive income includes the net income (loss) attributable to non-controlling interests and mezzanine equity holders when applicable. Net income (loss) attributable to mezzanine equity holders is included in net income (loss) attributable to non-controlling interests on the consolidated statements of operations and comprehensive income, while it is excluded from the consolidated statements of changes in shareholders' equity. For the years ended December 31, 2018 and 2019, net loss attributable to mezzanine equity holders amounted to RMB10,496 and RMB8,671, respectively. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company's consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

(i)   Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of the total cost of the acquisition, the fair value of any non-controlling interests and the acquisition date fair value of any previously held equity interest in the acquiree over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and the VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit. The Company estimates the fair value of the reporting unit using a discounted cash flow model. This valuation approach considers various assumptions including projections of future cash flows, perpetual growth rates and discount rates. The assumptions about future cash flows and growth rates are based on management’s assessment of a number of factors, including the reporting unit’s recent performance against budget, performance in the market that the reporting unit serves, as well as industry and general economic data from third party sources. Discount rate assumptions reflect an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit. Management performs its annual goodwill impairment test on December 31. No impairment of goodwill was recognized in the years ended December 31, 2017, 2018 and 2019.

Intangible Assets

Intangible assets purchased and intangible assets arising from acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. The Company’s purchased intangible assets include computer software, acquired technology and licenses. Separately identifiable intangible assets arising from acquisitions consist of online program transmission license, trade names, technology and customer relationships. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized in the years ended December 31, 2017, 2018 and 2019.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

Amortization is calculated on a straight-line basis over the following estimated useful lives:

Estimated useful lives
Computer software	2 to 10 years
Acquired technology	5 to 10 years
Trade names	10 to 20 years
Customer relationships	5 years
Acquired program transmission license	6 years
Acquired training and other licenses	5 to 10 years

(j)   Impairment of Long-Lived Assets Other Than Goodwill

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset group may not be recoverable. The recoverability of an asset group is based on the undiscounted future cash flows the asset group is expected to generate and recognize an impairment loss when the estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the disposition of the asset group, if any, are less than the carrying value of the asset group. If the Group identifies an impairment, the Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized in the years ended December 31, 2017, 2018 and 2019.

(k)   Revenue Recognition

On January 1, 2018, the Company adopted ASC 606 “Revenue from Contracts with Customers” (“ASC 606”) and applied the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts were not adjusted and reported under the accounting standards in effect for the periods presented.

According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer;
●	Identification of the performance obligation in the contract;
●	Determination of the transaction price, including the constraint on variable consideration;
●	Allocation of the transaction price to the performance obligation in the contracts; and
●	Recognition of revenue when (or as) the Group satisfies a performance obligation.

The following is a description of the accounting policy for the principal revenue streams of the Group.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

Online Recruitment Services Revenues

The Group provides online recruitment services through several websites, including www.51job.com, www.yingjiesheng.com, www.51jingying.com, www.lagou.com and www.51mdd.com, and their related mobile applications.

The Group sells recruitment packages that provide a single service or combination of services, such as job postings, access to a searchable resumé database, advertising and online management tools, which assist employers with their hiring process. The subscription period of recruitment packages ranges from one month to one year, and the display period for online advertising ranges from one week to one year. The Group satisfies its performance obligation to customers starting when jobs posted by employers appear on its recruitment platforms, when the ability to search and download resumes from the database is provided, when advertising is displayed, or when a user account to access the online management system is authorized. The Group’s contracts with customers do not include a general right of return for items delivered and services performed. Revenue is recognized when services are provided over the subscription or display period. For recruitment packages with multiple performance obligations, see “Arrangements with Multiple Performance Obligations” below about the allocation of transaction price.

Other Human Resource Related Revenues

The Group provides other value-added human resource services, such as business process outsourcing, campus recruitment, training, assessment, placement and other services.

The Group assists employers with human resource administrative functions on an outsourced basis, which mainly consist of social insurance, benefits and payroll processing as well as regulatory compliance services. Employers can choose to utilize a single service or combination of services. The fees collected for providing these services are mainly based on a fixed fee per employee or transaction processed. The contract term for business process outsourcing services ranges from one to three years. The Group satisfies its performance obligation to customers when transactions are processed and tasks are completed. Revenue is recognized when services are performed and the customer simultaneously receives and consumes the benefits from these services, generally on a monthly basis.

The Group provides campus recruitment services to employers. These services include planning, promoting and managing recruitment events on or near college campuses as well as a host of selection and screening services that enable employers to successfully recruit college students and graduates. The Group satisfies its performance obligation and revenue is recognized when these events and the tasks in conjunction to these events as outlined in the contract with customers have been completed.

The Group conducts training programs, workshops and physical activities related to a variety of business and management topics, such as leadership, communication skills and team building. The Group satisfies its performance obligation and revenue is recognized when participants attend training events organized by the Group. For professional assessment tests, the Group satisfies its performance obligation and revenue is recognized when tests are administered to job candidates and employees.

For placement services, the Group satisfies its performance obligation and revenue is recognized as the identification of prospective candidates to fill job positions as designated in the contract is completed and accepted by customers. For other services such as compensation benchmarking reports, the Group satisfies its performance obligation and revenue is recognized when services are performed and items are delivered.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

Arrangements with Multiple Performance Obligations

The Group’s contracts with customers may include multiple services and therefore, multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its value on a standalone basis which is determined utilizing regular selling prices charged in unbundled arrangements.

Contract Balances

The Group’s contract balances include accounts receivable and advance from customers. The contract balances have increased along with the growth of the Group’s business.

The Group’s advance from customers consists of cash received from customers in advance of revenue recognition, which is a contract liability. The advance from customers balance was RMB1,126,300 and RMB1,108,518 for the years ended December 31, 2018 and 2019, respectively, which was primarily driven by payments from employers received prior to the Group satisfying its performance obligation. This was offset by RMB914,312 and RMB1,098,970 of revenues recognized that were included in the advance from customers balance as of December 31, 2017 and 2018, respectively.

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses in the consolidated statements of operations and comprehensive income.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Value-Added Tax and Related Government Surcharges

Generally, the main businesses of the Group’s PRC subsidiaries and VIEs are subject to value-added tax (“VAT”) rates of 5% or 6%, and are permitted to offset input VAT supported by valid VAT invoices received from vendors against their VAT liability. VAT on the invoiced amount collected by the PRC subsidiaries and VIEs on behalf of tax authorities in respect of services provided, net of VAT paid for purchases, is recorded as taxes payable until it is paid to the tax authorities.

The Group’s PRC subsidiaries and VIEs are subject to certain government surcharges on the VAT payable in the PRC. Beginning January 1, 2019, the Company's presentation of surcharges has been included in cost of services.

(l)   Cost of Services

Cost of services consist primarily of payroll compensation and related employee costs, subcontracting fees and other expenses incurred by the Group which are directly attributable to the rendering of the Group’s online recruitment and other human resource services. The amount of government surcharges included in cost of services was RMB32,623, RMB42,245 and RMB49,966 for the years ended December 31, 2017, 2018 and 2019, respectively.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

(m)   Sales and Marketing Expenses

Sales and marketing expenses consist primarily of the Group’s sales and marketing personnel payroll compensation and related employee costs and advertising and promotion expenses. Advertising and promotion expenses generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire for the Group’s services. Advertising and promotion expenses are charged to the consolidated statements of operations and comprehensive income when incurred and totaled RMB130,355, RMB205,279 and RMB201,988 for the years ended December 31, 2017, 2018 and 2019, respectively.

(n)   Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation – Stock Compensation.” It requires the Company to measure at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. Risk-free interest rates are based on U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life takes into account vesting and contractual terms, employee demographics and historical exercise behavior, which the Company believes are useful reference points. The assumption for expected dividend yield is consistent with the Company’s current policy of no dividend payout. The Company estimates expected volatility at the date of grant based on historical volatilities of the market price of its American depositary shares (“ADSs”). Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods. The weighted average fair value per stock option on grant date is RMB101.63, RMB148.05 and RMB153.95 for the years ended December 31, 2017, 2018 and 2019, respectively.

For the years ended December 31, 2017, 2018 and 2019, the fair value of options granted was estimated with the following assumptions:

	2017	2018	2019
Risk-free interest rate	1.61%	2.41%-2.75%	1.61%-2.47%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	32%	32%	35%-38%
Weighted average fair value per common share on date of option grant	US$56.68	US$73.46	US$69.46

(o)   Leases

Prior to the adoption of ASC 842 on January 1, 2019, leases where substantially all the rewards and risks of ownership of assets remain with the leasing company were accounted for as operating leases. Payments made under operating leases were charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

On January 1, 2019, the Company adopted ASC 842 using the modified retrospective method. The Company elected practical expedients upon transition that retained the lease classification and initial direct costs for any leases that existed prior to adoption of the standard. The Company did not reassess whether any contracts entered into prior to adoption were leases. Prior periods have not been restated and there was no cumulative-effect adjustment to retained earnings as of January 1, 2019. The adoption of ASC 842 resulted in the recording of right-of-use assets (after adjustments for prepayments in the amount of RMB4,700) and lease liabilities of approximately RMB108,400 and RMB103,700, respectively, based on the present value of remaining lease payments over the lease term. Total right-of-use assets included net book value of RMB236,700 in land use rights that were previously presented in property and equipment on the consolidated balance sheet as of December 31, 2018.The adoption of ASC 842 did not have a material impact on the Company's consolidated statements of operations and comprehensive income.

The Company determines if an arrangement is a lease at inception. Operating leases are included in right-of-use assets and lease liabilities on the Company's consolidated balance sheets. Right-of-use assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Operating lease right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company's leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company has elected to adopt the following lease policies in conjunction with the adoption of ASC 842: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; and (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements.

(p)   Taxation

The Company accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities by applying enacted statutory rates applicable to future years in which the differences are expected to reverse. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

The Company accounts for uncertainties in accordance with ASC 740-10-25 “Income Taxes – Overall – Recognition.” The Company recognizes a tax benefit associated with an uncertain tax position when, in management’s judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as general and administrative expenses. In the years ended December 31, 2017, 2018 and 2019, the Company did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

(q)   Statutory Reserves

With the exception of Tech JV which is 50% owned by 51net, a British Virgin Islands company, and Wang Ju which is majority owned by 51net HR, a Cayman Islands company, the Group’s subsidiaries and VIEs incorporated in the PRC are required on an annual basis to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit to the statutory common reserve. The amount of allocation is calculated based on an entity’s after-tax profit shown in its statutory financial statements which are prepared in accordance with PRC accounting standards and regulations until the reserve has reached 50% of the registered capital of each company. Once the total statutory common reserve fund reaches 50% of the registered capital of the respective companies, further appropriations are discretionary. The statutory common reserve fund is not distributable to shareholders except in the event of liquidation. Since 2008, the statutory common reserve fund for more than half of the Group’s subsidiaries and VIEs incorporated in the PRC had reached 50% of the registered capital of the respective companies. As a result, no appropriations were made by these entities to their respective statutory reserve funds in the years ended December 31, 2017, 2018 and 2019. With the exception of a few entities, all remaining subsidiaries whose total statutory common reserve fund had not reached 50% of its respective registered capital had accumulative losses as of December 31, 2017, 2018 and 2019. As a result, these entities did not make appropriations to their statutory reserve funds in the years ended December 31, 2017, 2018 and 2019. During the years ended December 31, 2017, 2018 and 2019, the Group’s subsidiaries that did not have accumulative losses made total appropriations to their statutory common reserve fund in the amount of RMB514, RMB3,405 and RMB651, respectively.

In addition, the Group’s subsidiaries and VIEs incorporated in the PRC may, at the discretion of its board of directors, on an annual basis set aside the statutory common welfare fund, which can be used for staff welfare of the Group. No appropriations to the statutory common welfare fund were made for the years ended December 31, 2017, 2018 and 2019.

Appropriations to the statutory common reserve fund and the statutory common welfare fund are accounted for as a transfer from retained earnings to the statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. These reserves are not distributable as cash dividends.

(r)   Dividend and Restricted Net Assets

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. Additionally, the Group’s PRC subsidiaries and VIEs can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. See Note 2(q). In addition, the net assets of the Group’s subsidiaries and VIEs associated with their paid-in capital are not distributable in the form of dividends. Aggregate net assets of the Group’s PRC subsidiaries and VIEs not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and related to the paid-in capital and statutory reserves were approximately RMB525,997 and RMB493,962, or 6.7% and 4.4% of total consolidated net assets as of December 31, 2018 and 2019, respectively. However, the PRC subsidiaries may transfer such net assets to the Company by other means, including through royalty and trademark license agreements or certain other contractual agreements, at the discretion of the Company without third party consent.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

(s)   Earnings Per Share

In accordance with ASC 260 “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders, as adjusted for the change in income resulting from the assumed conversion of securities or other contracts (i.e., zero-strike call option contracts) to common shares, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of the common shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and common shares issuable upon the exercise of outstanding share options (using the treasury stock method).

The common shares underlying the zero-strike call option contracts are excluded from both the basic and diluted earnings per share calculation as they are considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share. See Note 14.

(t)   Segment Reporting

Based on the criteria established by ASC 280 “Segment Reporting,” the Group currently operates and manages its business as a single operating and single reportable segment. The Group’s chief operating decision-maker (“CODM”) is the chief executive officer. The CODM reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

(u)   Stock Repurchase

When the Company’s common shares are repurchased for retirement, the excess of cost over par value is charged entirely to additional paid-in capital, limited to additional paid-in capital of the same issue being retired.

(v)   Comprehensive Income

In accordance with ASC 220 “Comprehensive Income,” other comprehensive income/loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income mainly consists of cumulative foreign currency translation adjustments and unrealized gains on available-for-sale debt securities.

(w)   Government Subsidies

Government subsidies represent discretionary cash subsidies granted by the local government to encourage the development of certain enterprises that are established in the local special economic region. Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received and when all conditions for their receipt have been satisfied.

The Group recognized government subsidies of RMB86,287, RMB173,760 and RMB202,354 which was included in other income for the years ended December 31, 2017, 2018 and 2019, respectively.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

(x)   Reclassifications

Beginning January 1, 2019, the Company's presentation of government surcharges has been included in cost of services. The prior years' amounts of government surcharges, which were RMB32,623 and RMB42,245 for the years ended December 31, 2017 and 2018, respectively, have been reclassified to conform with the current year's presentation. This reclassification had no effect on the reported results in the Company's consolidated statements of operations and comprehensive income.

(y)   Recent Accounting Pronouncements

New and Amended Standards Adopted by the Group

In February 2016, the Financial Accounting Standards Board ("FASB") issued ASU No. 2016-02, “Leases.” This ASU required lessees to recognize, on the balance sheet, assets and liabilities for the rights and obligations created by leases of greater than twelve months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement.

The Company adopted this ASU beginning January 1, 2019, and for its impact on the Company's financial statements, please see Notes 2(o) and 9.

In June 2018, the FASB issued ASU No. 2018-07, "Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting" ("ASU 2018-07"), to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. The guidance is effective for public business entities in annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted, including in an interim period. The Company has adopted ASU 2018-07 and the adoption had no material impact on the Company's consolidated financial statements.

New and Amended Standards Not Yet Adopted by the Group

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The adoption of this standard is not expected to have a material impact on the Company’s financial statements and disclosures.

In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment”, which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of the second step of the goodwill impairment test. As a result, under the ASU, “an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.” The ASU is effective prospectively for fiscal years beginning after December 15, 2019. The adoption of this standard is not expected to have a material impact on the Company’s financial statements and disclosures.

2.    PRINCIPAL ACCOUNTING POLICIES (Continued)

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”), which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company does not expect the effect, on adoption on January 1, 2020, to have any impact on the Company’s financial position, results of operations or cash flows. The Company is in the process of evaluating the modified disclosures that will be required upon adoption of ASU 2018-13.